Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 13,714,488	$ 13,250,623
Operating loss carryforwards expiring year	2035